Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Options Held [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Antidilutive shares	2,730,000	2,000,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Antidilutive shares	24,435,560	9,623,510